Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (8,711,619)	$ 1,161,910
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account	(425,416)	(2,248,538)
Change in fair value of warrant liabilities	539,531	(701,148)
Changes in fair value of convertible promissory note	7,165,953	(177,697)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(7,416)	311,468
Accounts payable and accrued expenses	235,369	634
Prepaid income taxes	(30,492)
Income tax payable	(49,061)	(413,210)
Deferred tax liability	(13,661)	(23,279)
Due to related party		25,000
Net cash used in operating activities	(1,296,812)	(2,064,860)
Cash flows from investing activities:
Payment of extension fee into Trust Account	(485,350)	(438,360)
Cash withdrawn from Trust Account in connection with redemption	3,248,878	184,845,836
Reimbursement of franchise and income taxes from Trust Account	204,459	1,192,438
Net cash provided by investing activities	2,967,987	185,599,914
Cash flows from financing activities:
Proceeds from convertible promissory note	797,981	1,121,815
Advance from Profusa	791,407
Redemption of common stock	(3,248,878)	(184,845,836)
Net cash used in financing activities	(1,659,490)	(183,724,021)
Net change in cash	11,685	(188,967)
Cash, beginning of the year	4,519	193,486
Cash, end of the year	16,204	4,519
Supplemental disclosure of cash flow information:
Income taxes paid, inclusive of interest and penalties	173,727	912,437
Excise tax payable attributable to redemption of common stock	16,838	1,864,106
Accretion of common stock to redemption value	768,980	2,137,638
Reclassification of common stock subject to redemption to common stock to be redeemed		$ 1,565,078